CERTIFICATION


Pursuant to Rule 497(j),  Annuity Investors  (REGISTGERED)  Variable Account A,
The Commodore Nauticus (REGISTERED) (1933 Act File No. 33-59861, 1940 Act File No. 811-07299) ("Registrant") hereby certifies (a) that the forms of Prospectus and Statement of Additional Information used with respect to it do not differ from those contained in Post-Effective Amendment No. 4 ("Amendment No. 4") to its Registration Statement and (b) that Amendment No. 4 was filed electronically.

Dated:  May 4, 1999            By: /s/ Mark F. Muething
                                   -------------------------
                                   Mark F. Muething